SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

On December 12, 2011, the Company issued 2,727,273 shares of common stock to Black Sands Holdings, Inc. to settle a Private Placement Subscription Agreement entered on August 9, 2011.  These shares were recorded as stock payable on September 30, 2011.

Additionally, on December 12, 2011, the Company issued 750,000 shares of common stock to Mr. Alvaro J. Valencia, CEO and Director of the Company, in accordance with his Independent Consultant Agreement.  Of these shares, 500,000 were recorded as stock payable on September 30, 2011 and 250,000 were fully vested on October 31, 2011.